STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Preferred Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings
Balance at beginning of period at Dec. 31, 2021	$ 871,983	$ 537		$ (50,576)	$ 256,059	$ 665,963
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	641,298					641,298
Dividends paid	(79,665)					(79,665)
Stock based compensation expense	17,621				17,621
Other	(3,722)	2			(3,724)
Balance at end of period at Dec. 31, 2022	1,447,515	539		(50,576)	269,956	1,227,596
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	478,629					478,629
Dividends paid	(61,077)					(61,077)
Stock based compensation expense	18,300				18,300
Other	(8,921)	3			(8,924)
Balance at end of period at Dec. 31, 2023	1,874,446	542	$ 0	(50,576)	279,332	1,645,148
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		3
Net (loss) income	136,989					136,989
Stock based compensation expense					9,179
Tax withholdings on vested equity awards					(11,779)
Dividends declared						(30,638)
Balance at end of period at Mar. 31, 2024	1,978,200	545	0	(50,576)	276,732	1,751,499
Balance at beginning of period at Dec. 31, 2023	1,874,446	542	0	(50,576)	279,332	1,645,148
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	250,603					250,603
Dividends paid	(44,711)					(44,711)
Stock based compensation expense	22,256				22,256
Other	(11,777)	3			(11,780)
Balance at end of period at Dec. 31, 2024	2,090,817	545	0	(50,576)	289,808	1,851,040
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares		3
Net (loss) income	(8,168)					(8,168)
Stock based compensation expense					8,118
Tax withholdings on vested equity awards					(9,386)
Dividends declared						(4,618)
Balance at end of period at Mar. 31, 2025	$ 2,076,766	$ 548	$ 0	$ (50,576)	$ 288,540	$ 1,838,254